Material accounting policies (Details - Investments in equity instruments) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	35,120,334	35,434,709
Cost of investments in equity	$ 3,285,337	$ 3,345,137
Fair value of investments in equity	$ 1,742,939	$ 4,030,559
Carlton Precious Inc.[Member]
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	6,595,334	6,755,334
Cost of investments in equity	$ 428,697	$ 439,097
Fair value of investments in equity	$ 725,486	$ 945,747
Mammoth Minerals Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	28,525,000	28,525,000
Cost of investments in equity	$ 2,856,640	$ 2,856,640
Fair value of investments in equity	$ 1,017,453	$ 3,015,747
Bravada Gold Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of shares investments in equity	0	154,375
Cost of investments in equity	$ 0	$ 49,400
Fair value of investments in equity	$ 0	$ 69,065